Fair value measurement Narrative (Details) - GBP (£) £ in Millions	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowings	£ 27,644	£ 26,625
Minimum deviation of growth curve to be considered observable for fair value measurement	5.00%
At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowings	£ 30,466	£ 30,164
Interest Rate Risk, Fifty Basis Point Increase In Discount Rate [Member] | Sunrun Neptune 2016 LLC [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk exposure associated with instruments sharing characteristic	(4)		£ (4)
Interest Rate Risk, Fifty Basis Point Decrease In Discount Rate [Member] | Sunrun Neptune 2016 LLC [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk exposure associated with instruments sharing characteristic	£ 4		£ 4